SCHEDULE OF OPERATING LEASE LIABILITY (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Office lease	$ 128,327	$ 128,327
Reduction of lease liability	(74,736)	(68,914)
Less: office lease, current portion	(23,324)	(17,664)
Long term portion of lease liability	$ 30,267	41,749
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Office lease		128,327	$ 66,201
Reduction of lease liability		(68,914)	(46,839)
Less: office lease, current portion		(17,664)	(19,362)
Long term portion of lease liability		$ 41,749